Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DAVIS NEW YORK VENTURE FUND INC
Entity Central Index Key	0000071701
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
C000009518 [Member]
Shareholder Report [Line Items]
Fund Name	Davis New York Venture Fund
Class Name	Class C
Trading Symbol	NYVCX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Davis New York Venture Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025 (the “period”).
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis New York Venture Fund (Class C)	$185	1.75%

Expenses Paid, Amount	$ 185
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Standard & Poor’s 500 Index (“S&P 500” or the “Index”) for the period. The Fund’s Class C shares delivered a total return on net asset value of 11.84%, versus a 16.33% return for the S&P 500. The Fund invests principally in common stocks (including American Depositary Receipts) issued by large companies with market capitalizations of at least $10 billion. The Fund continues to invest a significant portion of its assets in financial services and foreign companies.
Market Overview
  S&P 500
    Strongest performing sectors - Communication Services (+31%), Information Technology (+24%),
    and Financials (+22%)
    Weakest performing sectors - Health Care (-11%), Energy (-3%), and Materials (-3%)
Detractors from Performance
  Information Technology - significantly underperformed the Index sector (-12% vs +24%) and underweight
  (average weighting 10% vs 32%)
    Intel (-30%), Applied Materials (-14%), and Texas Instruments (-8%)
    Intel - no longer a Fund holding
  Materials - underperformed the Index sector (-26% vs -3%) and overweight (average weighting 3% vs 2%)
    Teck Resources (-33%)
  Overweight in Health Care (average weighting 14% vs 11%), the weakest performing sector of the Index
    Humana (-30%) - largest individual detractor
    Viatris (-24%), UnitedHealth Group (-19%), and Cigna Group (-22%)
    UnitedHealth Group - new purchase during the period
  Industrials - underperformed the Index sector (+10% vs +21%) and underweight (average weighting 4% vs 8%)
    Owens Corning (-24%)
  Individual holding
    Tyson Foods (-11%)
Contributors to Performance
  Financials - outperformed the Index sector (+31% vs +22%) and significantly overweight (average weighting 36% vs 14%)
    Capital One Financial (+44%), Danske Bank (+43%), Wells Fargo (+39%), Ping An Insurance (+68%),
    and Berkshire Hathaway (+9%)
  Communication Services - outperformed the Index sector (+43% vs +31%) and overweight (average weighting 12% vs 9%)
    Meta Platforms (+63%) - largest individual contributor
  No exposure to Real Estate sector
  Individual holdings
    Amazon.com (+25%), Prosus (+66%), CVS Health (+8%), and DiDi Global (+37%)
    CVS Health - new purchase during the period

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values of a $10,000 investment in the Fund, the S&P 500 Index, and the Russell 1000 Value Index over 10 fiscal years for an investment made on July 31, 2015.
GROWTH OF $10,000
*Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 07/31/25	1 Year	5 Years	10 Years
Davis New York Venture Fund (Class C) — Without CDSC*	11.84%	12.97%	9.52%
Davis New York Venture Fund (Class C) — With CDSC*,**	10.97%	12.97%	9.52%
S&P 500 Index	16.33%	15.87%	13.65%
Russell 1000 Value Index	8.79%	13.17%	9.19%
*	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
**	Includes any applicable contingent deferred sales charge (“CDSC”).

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Net Assets	$ 6,500,000,000
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 35,000,000.0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 07/31/25 (in billions)	$6.5
Total number of portfolio holdings as of 07/31/25	46
Portfolio turnover rate for the period	17%
Total advisory fees paid for the period (in millions)	$35.0

Holdings [Text Block]	Top Sectors as of 07/31/25 Net Assets
Financials	34.83%
Consumer Discretionary	13.68%
Health Care	13.34%
Communication Services	12.33%
Information Technology	10.52%

C000009516 [Member]
Shareholder Report [Line Items]
Fund Name	Davis New York Venture Fund
Class Name	Class A
Trading Symbol	NYVTX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Davis New York Venture Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025 (the “period”).
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis New York Venture Fund (Class A)	$97	0.91%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Standard & Poor’s 500 Index (“S&P 500” or the “Index”) for the period. The Fund’s Class A shares delivered a total return on net asset value of 12.79%, versus a 16.33% return for the S&P 500. The Fund invests principally in common stocks (including American Depositary Receipts) issued by large companies with market capitalizations of at least $10 billion. The Fund continues to invest a significant portion of its assets in financial services and foreign companies.
Market Overview
  S&P 500
    Strongest performing sectors - Communication Services (+31%), Information Technology (+24%),
    and Financials (+22%)
    Weakest performing sectors - Health Care (-11%), Energy (-3%), and Materials (-3%)
Detractors from Performance
  Information Technology - significantly underperformed the Index sector (-12% vs +24%) and underweight
  (average weighting 10% vs 32%)
    Intel (-30%), Applied Materials (-14%), and Texas Instruments (-8%)
    Intel - no longer a Fund holding
  Materials - underperformed the Index sector (-26% vs -3%) and overweight (average weighting 3% vs 2%)
    Teck Resources (-33%)
  Overweight in Health Care (average weighting 14% vs 11%), the weakest performing sector of the Index
    Humana (-30%) - largest individual detractor
    Viatris (-24%), UnitedHealth Group (-19%), and Cigna Group (-22%)
    UnitedHealth Group - new purchase during the period
  Industrials - underperformed the Index sector (+10% vs +21%) and underweight (average weighting 4% vs 8%)
    Owens Corning (-24%)
  Individual holding
    Tyson Foods (-11%)
Contributors to Performance
  Financials - outperformed the Index sector (+31% vs +22%) and significantly overweight (average weighting 36% vs 14%)
    Capital One Financial (+44%), Danske Bank (+43%), Wells Fargo (+39%), Ping An Insurance (+68%),
    and Berkshire Hathaway (+9%)
  Communication Services - outperformed the Index sector (+43% vs +31%) and overweight (average weighting 12% vs 9%)
    Meta Platforms (+63%) - largest individual contributor
  No exposure to Real Estate sector
  Individual holdings
    Amazon.com (+25%), Prosus (+66%), CVS Health (+8%), and DiDi Global (+37%)
    CVS Health - new purchase during the period

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values of a $10,000 investment in the Fund, the S&P 500 Index, and the Russell 1000 Value Index over 10 fiscal years for an investment made on July 31, 2015.
GROWTH OF $10,000
*	Reflects 4.75% front-end sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 07/31/25	1 Year	5 Years	10 Years
Davis New York Venture Fund (Class A) — Without sales charge	12.79%	13.92%	10.22%
Davis New York Venture Fund (Class A) — With sales charge*	7.43%	12.82%	9.70%
S&P 500 Index	16.33%	15.87%	13.65%
Russell 1000 Value Index	8.79%	13.17%	9.19%
*	Reflects 4.75% front-end sales charge.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Net Assets	$ 6,500,000,000
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 35,000,000.0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 07/31/25 (in billions)	$6.5
Total number of portfolio holdings as of 07/31/25	46
Portfolio turnover rate for the period	17%
Total advisory fees paid for the period (in millions)	$35.0

Holdings [Text Block]	Top Sectors as of 07/31/25 Net Assets
Financials	34.83%
Consumer Discretionary	13.68%
Health Care	13.34%
Communication Services	12.33%
Information Technology	10.52%

C000009520 [Member]
Shareholder Report [Line Items]
Fund Name	Davis New York Venture Fund
Class Name	Class R
Trading Symbol	NYVRX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Davis New York Venture Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025 (the “period”).
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis New York Venture Fund (Class R)	$127	1.20%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Standard & Poor’s 500 Index (“S&P 500” or the “Index”) for the period. The Fund’s Class R shares delivered a total return of 12.46%, versus a 16.33% return for the S&P 500. The Fund invests principally in common stocks (including American Depositary Receipts) issued by large companies with market capitalizations of at least $10 billion. The Fund continues to invest a significant portion of its assets in financial services and foreign companies.
Market Overview
  S&P 500
    Strongest performing sectors - Communication Services (+31%), Information Technology (+24%),
    and Financials (+22%)
    Weakest performing sectors - Health Care (-11%), Energy (-3%), and Materials (-3%)
Detractors from Performance
  Information Technology - significantly underperformed the Index sector (-12% vs +24%) and underweight
  (average weighting 10% vs 32%)
    Intel (-30%), Applied Materials (-14%), and Texas Instruments (-8%)
    Intel - no longer a Fund holding
  Materials - underperformed the Index sector (-26% vs -3%) and overweight (average weighting 3% vs 2%)
    Teck Resources (-33%)
  Overweight in Health Care (average weighting 14% vs 11%), the weakest performing sector of the Index
    Humana (-30%) - largest individual detractor
    Viatris (-24%), UnitedHealth Group (-19%), and Cigna Group (-22%)
    UnitedHealth Group - new purchase during the period
  Industrials - underperformed the Index sector (+10% vs +21%) and underweight (average weighting 4% vs 8%)
    Owens Corning (-24%)
  Individual holding
    Tyson Foods (-11%)
Contributors to Performance
  Financials - outperformed the Index sector (+31% vs +22%) and significantly overweight (average weighting 36% vs 14%)
    Capital One Financial (+44%), Danske Bank (+43%), Wells Fargo (+39%), Ping An Insurance (+68%),
    and Berkshire Hathaway (+9%)
  Communication Services - outperformed the Index sector (+43% vs +31%) and overweight (average weighting 12% vs 9%)
    Meta Platforms (+63%) - largest individual contributor
  No exposure to Real Estate sector
  Individual holdings
    Amazon.com (+25%), Prosus (+66%), CVS Health (+8%), and DiDi Global (+37%)
    CVS Health - new purchase during the period

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values of a $500,000 investment in the Fund, the S&P 500 Index, and the Russell 1000 Value Index over 10 fiscal years for an investment made on July 31, 2015.
GROWTH OF $500,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 07/31/25	1 Year	5 Years	10 Years
Davis New York Venture Fund (Class R)	12.46%	13.61%	9.92%
S&P 500 Index	16.33%	15.87%	13.65%
Russell 1000 Value Index	8.79%	13.17%	9.19%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Net Assets	$ 6,500,000,000
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 35,000,000.0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 07/31/25 (in billions)	$6.5
Total number of portfolio holdings as of 07/31/25	46
Portfolio turnover rate for the period	17%
Total advisory fees paid for the period (in millions)	$35.0

Holdings [Text Block]	Top Sectors as of 07/31/25 Net Assets
Financials	34.83%
Consumer Discretionary	13.68%
Health Care	13.34%
Communication Services	12.33%
Information Technology	10.52%

C000009519 [Member]
Shareholder Report [Line Items]
Fund Name	Davis New York Venture Fund
Class Name	Class Y
Trading Symbol	DNVYX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Davis New York Venture Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025 (the “period”).
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis New York Venture Fund (Class Y)	$71	0.67%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Standard & Poor’s 500 Index (“S&P 500” or the “Index”) for the period. The Fund’s Class Y shares delivered a total return of 13.08%, versus a 16.33% return for the S&P 500. The Fund invests principally in common stocks (including American Depositary Receipts) issued by large companies with market capitalizations of at least $10 billion. The Fund continues to invest a significant portion of its assets in financial services and foreign companies.
Market Overview
  S&P 500
    Strongest performing sectors - Communication Services (+31%), Information Technology (+24%),
    and Financials (+22%)
    Weakest performing sectors - Health Care (-11%), Energy (-3%), and Materials (-3%)
Detractors from Performance
  Information Technology - significantly underperformed the Index sector (-12% vs +24%) and underweight
  (average weighting 10% vs 32%)
    Intel (-30%), Applied Materials (-14%), and Texas Instruments (-8%)
    Intel - no longer a Fund holding
  Materials - underperformed the Index sector (-26% vs -3%) and overweight (average weighting 3% vs 2%)
    Teck Resources (-33%)
  Overweight in Health Care (average weighting 14% vs 11%), the weakest performing sector of the Index
    Humana (-30%) - largest individual detractor
    Viatris (-24%), UnitedHealth Group (-19%), and Cigna Group (-22%)
    UnitedHealth Group - new purchase during the period
  Industrials - underperformed the Index sector (+10% vs +21%) and underweight (average weighting 4% vs 8%)
    Owens Corning (-24%)
  Individual holding
    Tyson Foods (-11%)
Contributors to Performance
  Financials - outperformed the Index sector (+31% vs +22%) and significantly overweight (average weighting 36% vs 14%)
    Capital One Financial (+44%), Danske Bank (+43%), Wells Fargo (+39%), Ping An Insurance (+68%),
    and Berkshire Hathaway (+9%)
  Communication Services - outperformed the Index sector (+43% vs +31%) and overweight (average weighting 12% vs 9%)
    Meta Platforms (+63%) - largest individual contributor
  No exposure to Real Estate sector
  Individual holdings
    Amazon.com (+25%), Prosus (+66%), CVS Health (+8%), and DiDi Global (+37%)
    CVS Health - new purchase during the period

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values of a $5,000,000 investment in the Fund, the S&P 500 Index, and the Russell 1000 Value Index over 10 fiscal years for an investment made on July 31, 2015.
GROWTH OF $5,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 07/31/25	1 Year	5 Years	10 Years
Davis New York Venture Fund (Class Y)	13.08%	14.20%	10.50%
S&P 500 Index	16.33%	15.87%	13.65%
Russell 1000 Value Index	8.79%	13.17%	9.19%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Net Assets	$ 6,500,000,000
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 35,000,000.0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 07/31/25 (in billions)	$6.5
Total number of portfolio holdings as of 07/31/25	46
Portfolio turnover rate for the period	17%
Total advisory fees paid for the period (in millions)	$35.0

Holdings [Text Block]	Top Sectors as of 07/31/25 Net Assets
Financials	34.83%
Consumer Discretionary	13.68%
Health Care	13.34%
Communication Services	12.33%
Information Technology	10.52%